CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME (CAD) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Statement of Comprehensive Income [Abstract]
Net Income	1,993	1,911	1,472
Other Comprehensive Income/(Loss), Net of Income Taxes
Foreign currency translation gains and losses on net investments in foreign operations	517	383	(129)
Change in fair value of net investment hedges	(276)	(239)	44
Change in fair value of cash flow hedges	(69)	71	48
Reclassification to Net Income of gains and losses on cash flow hedges	(55)	41	138
Unrealized actuarial gains and losses on pension and other post-retirement benefit plans	(102)	67	(73)
Reclassification to Net Income of actuarial gains and losses and prior service costs on pension and other post-retirement benefit plans	18	23	22
Other Comprehensive Income/(Loss) on equity investments	(204)	234	(70)
Other Comprehensive Income/(Loss) (Note 21)	(171)	580	(20)
Comprehensive Income	1,822	2,491	1,452
Comprehensive Income Attributable to Non-Controlling Interests	283	191	97
Comprehensive Income Attributable to Controlling Interests	1,539	2,300	1,355
Preferred Share Dividends	97	74	55
Comprehensive Income Attributable to Common Shares	1,442	2,226	1,300